Performance Management - Dan IVES Wedbush AI Power & Infrastructure ETF	Apr. 06, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Once the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.wedbushfunds.com/funds/ivep or by calling the Fund toll-free at (866) 597-9452.

Performance One Year or Less [Text]	Once the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Website Address [Text]	www.wedbushfunds.com/funds/ivep
Performance Availability Phone [Text]	(866) 597-9452